Exhibit 99
Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	January 2015
Payment Date	2/17/2015
Transaction Month	8
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,648,176,732.81	81,628	52.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$394,100,000.00	0.18000%	July 15, 2015
Class A-2 Notes	$538,700,000.00	0.470%	March 15, 2017
Class A-3 Notes	$464,500,000.00	0.900%	October 15, 2018
Class A-4 Notes	$102,440,000.00	1.420%	August 15, 2019
Class B Notes	$47,360,000.00	1.720%	September 15, 2019
Class C Notes	$31,570,000.00	1.950%	February 15, 2020
Class D Notes	$31,570,000.00	2.350%	December 15, 2020
Total	$1,610,240,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,977,286.27

Principal:
Principal Collections	$30,492,679.01
Prepayments in Full	$17,103,708.81
Liquidation Proceeds	$740,047.75
Recoveries	$25,394.04
Sub Total	$48,361,829.61
Collections	$52,339,115.88

Purchase Amounts:
Purchase Amounts Related to Principal	$119,503.43
Purchase Amounts Related to Interest	$1,114.23
Sub Total	$120,617.66

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$52,459,733.54

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	January 2015
Payment Date	2/17/2015
Transaction Month	8
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$52,459,733.54
Servicing Fee	$1,001,131.19	$1,001,131.19	$0.00	$0.00	$51,458,602.35
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$51,458,602.35
Interest - Class A-2 Notes	$183,469.41	$183,469.41	$0.00	$0.00	$51,275,132.94
Interest - Class A-3 Notes	$348,375.00	$348,375.00	$0.00	$0.00	$50,926,757.94
Interest - Class A-4 Notes	$121,220.67	$121,220.67	$0.00	$0.00	$50,805,537.27
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$50,805,537.27
Interest - Class B Notes	$67,882.67	$67,882.67	$0.00	$0.00	$50,737,654.60
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$50,737,654.60
Interest - Class C Notes	$51,301.25	$51,301.25	$0.00	$0.00	$50,686,353.35
Third Priority Principal Payment	$12,112,853.46	$12,112,853.46	$0.00	$0.00	$38,573,499.89
Interest - Class D Notes	$61,824.58	$61,824.58	$0.00	$0.00	$38,511,675.31
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$38,511,675.31
Regular Principal Payment	$40,615,081.62	$38,511,675.31	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$52,459,733.54

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$12,112,853.46
Regular Principal Payment					$38,511,675.31
Total					$50,624,528.77
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$50,624,528.77	$93.98	$183,469.41	$0.34	$50,807,998.18	$94.32
Class A-3 Notes	$0.00	$0.00	$348,375.00	$0.75	$348,375.00	$0.75
Class A-4 Notes	$0.00	$0.00	$121,220.67	$1.18	$121,220.67	$1.18
Class B Notes	$0.00	$0.00	$67,882.67	$1.43	$67,882.67	$1.43
Class C Notes	$0.00	$0.00	$51,301.25	$1.63	$51,301.25	$1.63
Class D Notes	$0.00	$0.00	$61,824.58	$1.96	$61,824.58	$1.96
Total	$50,624,528.77	$31.44	$834,073.58	$0.52	$51,458,602.35	$31.96

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	January 2015
Payment Date	2/17/2015
Transaction Month	8

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$468,432,537.94	0.8695611	$417,808,009.17	0.7755857
Class A-3 Notes	$464,500,000.00	1.0000000	$464,500,000.00	1.0000000
Class A-4 Notes	$102,440,000.00	1.0000000	$102,440,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,145,872,537.94	0.7116160	$1,095,248,009.17	0.6801769

Pool Information
Weighted Average APR	3.878%	3.866%
Weighted Average Remaining Term	46.73	46.01
Number of Receivables Outstanding	66,077	64,373
Pool Balance	$1,201,357,431.06	$1,152,397,685.21
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,148,938,575.52	$1,102,189,684.48
Pool Factor	0.7289009	0.6991955

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,240,883.66
Targeted Credit Enhancement Amount	$17,285,965.28
Yield Supplement Overcollateralization Amount	$50,208,000.73
Targeted Overcollateralization Amount	$59,253,082.35
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$57,149,676.04

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,240,883.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,240,883.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,240,883.66

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	January 2015
Payment Date	2/17/2015
Transaction Month	8

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		199	$503,806.85
(Recoveries)		14	$25,394.04
Net Losses for Current Collection Period			$478,412.81
Cumulative Net Losses Last Collection Period			$1,226,710.52
Cumulative Net Losses for all Collection Periods			$1,705,123.33

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.48%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.01%	570	$11,582,196.75
61-90 Days Delinquent	0.11%	53	$1,268,689.14
91-120 Days Delinquent	0.02%	8	$199,230.60
Over 120 Days Delinquent	0.03%	14	$305,218.34
Total Delinquent Receivables	1.16%	645	$13,355,334.83

Repossession Inventory:
Repossessed in the Current Collection Period		43	$978,400.18
Total Repossessed Inventory		48	$1,353,139.48

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Prior Collection Period			0.2421%
Prior Collection Period			0.2463%
Current Collection Period			0.4886%
Three Month Average			0.3256%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0884%
Prior Collection Period			0.1256%
Current Collection Period			0.1165%
Three Month Average			0.1102%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer